Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 9,385,961	$ 1,206,345	$ 7,575,485
Less: allowance for credit losses	(7,027,799)	(903,259)	(2,154,945)
Accounts receivable, net	$ 2,358,162	$ 303,086	$ 5,420,540